Schedule of Investments (unaudited)	iShares® MSCI France ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 8.0%
Airbus SE	315,415	$41,421,968
Dassault Aviation SA	13,106	2,223,055
Safran SA	181,871	26,415,794
Thales SA	56,213	7,835,160
		77,895,977
Automobile Components — 1.3%
Cie. Generale des Etablissements Michelin SCA	361,689	10,320,910
Valeo	109,758	2,112,175
		12,433,085
Automobiles — 0.3%
Renault SA	102,085	3,428,788
Banks — 5.2%
BNP Paribas SA	591,092	34,365,054
Credit Agricole SA	639,034	7,345,974
Societe Generale SA	387,827	9,028,794
		50,739,822
Beverages — 2.6%
Pernod Ricard SA	109,800	23,784,745
Remy Cointreau SA	12,220	1,884,234
		25,668,979
Building Products — 1.5%
Cie. de Saint-Gobain	260,650	14,475,061
Capital Markets — 0.5%
Amundi SA(a)	32,492	1,833,662
Euronext NV(a)	45,159	3,013,242
		4,846,904
Chemicals — 5.0%
Air Liquide SA	278,601	46,680,364
Arkema SA	29,859	2,608,167
		49,288,531
Construction & Engineering — 4.1%
Bouygues SA	109,269	3,505,833
Eiffage SA	38,993	4,164,169
Vinci SA	283,172	32,258,097
		39,928,099
Financial Services — 1.7%
Edenred	133,018	8,562,248
Eurazeo SE	22,756	1,556,496
Wendel SE	14,544	1,534,421
Worldline SA/France(a)(b)	126,904	4,946,534
		16,599,699
Diversified Telecommunication Services — 1.2%
Orange SA	991,033	11,836,198
Electrical Equipment — 6.5%
Legrand SA	141,984	13,458,916
Schneider Electric SE	288,676	49,940,584
		63,399,500
Entertainment — 0.3%
Bollore SE	467,338	2,998,458
Consumer Staples Distribution & Retail — 0.6%
Carrefour SA	314,981	5,797,034
Food Products — 2.1%
Danone SA	341,594	20,218,574
Security	Shares	Value

Health Care Equipment & Supplies — 3.1%
BioMerieux	22,086	$2,219,048
EssilorLuxottica SA	154,821	28,038,570
		30,257,618
Hotels, Restaurants & Leisure — 1.1%
Accor SA	98,873	3,292,613
La Francaise des Jeux SAEM(a)	55,753	2,155,474
Sodexo SA	46,936	5,081,603
		10,529,690
Household Durables — 0.1%
SEB SA	13,353	1,259,623

Insurance — 2.8%
AXA SA	976,214	27,676,329

Retail REITs — 0.6%
Klepierre SA	115,868	2,632,974
Unibail-Rodamco-Westfield, New(b)(c)	62,150	2,859,474
		5,492,448
IT Services — 1.6%
Capgemini SE	87,717	15,302,773

Life Sciences Tools & Services — 0.9%
Eurofins Scientific SE(c)	72,174	4,769,191
Sartorius Stedim Biotech	14,671	3,867,496
		8,636,687
Machinery — 0.5%
Alstom SA	171,561	4,734,738

Media — 1.3%
Publicis Groupe SA	121,952	9,057,112
Vivendi SE	378,941	3,366,529
		12,423,641
Metals & Mining — 0.7%
ArcelorMittal SA	256,131	6,388,856
Multi-Utilities — 2.6%
Engie SA	971,833	14,613,067
Veolia Environnement SA	361,802	10,681,523
		25,294,590
Oil, Gas & Consumable Fuels — 7.3%
TotalEnergies SE	1,258,970	71,044,667

Personal Care Products — 5.6%
L’Oreal SA	128,145	54,864,767

Pharmaceuticals — 6.5%
Ipsen SA	20,009	2,319,912
Sanofi	603,792	61,603,071
		63,922,983
Professional Services — 0.9%
Bureau Veritas SA	155,979	3,963,857
Teleperformance	31,602	4,728,723
		8,692,580
Office REITs — 0.4%
Covivio	25,453	1,249,813
Gecina SA	24,302	2,496,086
		3,745,899
Semiconductors & Semiconductor Equipment — 1.6%
STMicroelectronics NV	364,406	15,861,341

Schedule of Investments (unaudited) (continued)	iShares® MSCI France ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software — 1.6%
Dassault Systemes SE	355,141	$15,657,216
Textiles, Apparel & Luxury Goods — 18.8%
Hermes International	16,852	34,375,103
Kering SA	39,610	21,177,948
LVMH Moet Hennessy Louis Vuitton SE	146,924	128,459,737
		184,012,788
Transportation Infrastructure — 0.6%
Aeroports de Paris(b)	16,014	2,440,813
Getlink SE	189,660	3,227,025
		5,667,838

Total Long-Term Investments — 99.5%
(Cost: $966,353,956)		971,021,781

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(d)(e)(f)	5,294,837	5,295,896
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(d)(e)	8,600,000	$8,600,000
Total Short-Term Securities — 1.4%
(Cost: $13,896,574)		13,895,896
Total Investments — 100.9%
(Cost: $980,250,530)		984,917,677
Liabilities in Excess of Other Assets — (0.9)%		(8,891,875)
Net Assets — 100.0%		$976,025,802

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,434,800	$2,862,140	(a)	$—	$777	$(1,821)	$5,295,896	5,294,837	$9,755	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,730,000	870,000	(a)	—	—	—	8,600,000	8,600,000	238,323		9
					$777	$(1,821)	$13,895,896		$248,078		$9

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 10 Euro Index	74	06/16/23	$5,632	$(104,846)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® MSCI France ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$971,021,781	$—	$971,021,781
Short-Term Securities
Money Market Funds	13,895,896	—	—	13,895,896
	$13,895,896	$971,021,781	$—	$984,917,677
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(104,846)	$—	$(104,846)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

3